Expected Credit Losses on Financial Assets and Reconciliation of carrying amount	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount	Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
a)    Reconciliation of carrying amount of Financial Assets
It is presented below the reconciliation of gross carrying amount of financial assets through other comprehensive income and financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three-stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	—	—	—		53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	—	—	—		2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	—	—	—		22,059,501
Loans and credit card operations	26,447,368	1,597,545	(2,108,966)	(309,713)	710,801	253	—	26,337,288
Total on-balance exposures	91,894,479	14,310,953	(2,108,966)	(309,713)	710,801	253	—	104,497,807
Off-balance exposures (credit card limits)	8,323,897	(716,113)	(300,426)	(206)	166,424	1	—	7,473,577
Total exposures	100,218,376	13,594,840	(2,409,392)	(309,919)	877,225	254	—	111,971,384

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Total on-balance exposures	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Off-balance exposures (credit card limits)	583,270	(322,731)	(166,424)	(130)	300,426	5	—	394,416
Total exposures	2,786,201	(889,100)	(877,225)	(125,622)	2,409,392	815	—	3,304,461

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Total on-balance exposures	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Off-balance exposures (credit card limits)	5,540	(312)	(1)	(5)	206	130	—	5,558
Total exposures	237,130	(80,484)	(254)	(815)	309,919	125,622	(184,349)	406,769

Consolidated Stages	Balance at December 31, 2023	Purchases / (Settlements)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	22,059,501
Loans and credit card operations	28,881,889	951,004	(184,349)	29,648,544
Total on-balance exposures	94,329,000	13,664,412	(184,349)	107,809,063
Off-balance exposures (credit card limits)	8,912,707	(1,039,156)	—	7,873,551
Total exposures	103,241,707	12,625,256	(184,349)	115,682,614

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238		—	—	—	—		43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)		—	—	—	—		6,861,493
Securities purchased under resale agreements	7,606,501	7,285,280		—	—	—	—		14,891,781
Loans and credit card operations	21,168,048	5,678,561	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	26,447,368
Total on-balance exposures	73,200,175	19,093,545	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	91,894,479
Off-balance exposures (credit card limits)	4,759,298	3,670,075	201,949	(495,087)	(5,526)	193,171	17	—	8,323,897
Total exposures	77,959,473	22,763,620	1,284,947	(2,295,553)	(198,592)	711,412	44	(6,975)	100,218,376

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Total on-balance exposures	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Off-balance exposures (credit card limits)	255,539	25,490	308	(193,171)	(8)	495,087	25	—	583,270
Total exposures	1,328,709	(86,385)	3,042	(711,412)	(33,246)	2,295,553	142	(10,202)	2,786,201

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Total on-balance exposures	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Off-balance exposures (credit card limits)	—	(31)	79	(17)	(25)	5,526	8	—	5,540
Total exposures	19,319	(11,034)	18,083	(44)	(142)	198,592	33,246	(20,890)	237,130

Consolidated Stages	Balance at December 31, 2022	Purchases / (Settlements)	Business Combination	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238	—	—	43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)	—	—	6,861,493
Securities purchased under resale agreements	7,606,501	7,285,280	—	—	14,891,781
Loans and credit card operations	22,260,537	5,555,684	1,103,736	(38,068)	28,881,889
Total on-balance exposures	74,292,664	18,970,668	1,103,736	(38,068)	94,329,000
Off-balance exposures (credit card limits)	5,014,837	3,695,534	202,336	—	8,912,707
Total exposures	79,307,501	22,666,202	1,306,072	(38,068)	103,241,707